Reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Assets Arising From Reinsurance Contracts

Assets arising from reinsurance contracts related to:	2021	2020

Life insurance general account	19,409	17,421

Non-life insurance	1,245	1,144

Investment contracts	338	345

At December 31	20,992	18,910

Current	16	16

Non-current	20,976	18,895

Summary of Reinsurance Assets Relating to Life Insurance
Amounts due from reinsurers in respect of claims already paid by the Group are included in note 28 Other assets and receivables.

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account

At January 1, 2021	17,421

Gross premium and deposits – existing and new business	1,825

Unwind of discount / interest credited	828

Insurance liabilities released	(1,890)

Fund charges released	(83)

Changes to valuation of expected future benefits	(38)

Net exchange differences	1,342

Transfer to/from insurance contracts	2

Other movements	1

At December 31, 2021	19,409

At January 1, 2020	18,464

Gross premium and deposits – existing and new business	2,080

Unwind of discount / interest credited	839

Insurance liabilities released	(2,529)

Fund charges released	(103)

Changes to valuation of expected future benefits	195

Net exchange differences	(1,536)

Transfer to/from insurance contracts	8

Other movements	4

At December 31, 2020	17,421

Summary of Reinsurance Assets Relating to Non-life Insurance

Movements during the year in reinsurance assets relating to non-life insurance:	2021	2020

At January 1	1,144	1,376

Gross premium and deposits – existing and new business	129	97

Unwind of discount / interest credited	83	87

Insurance liabilities released	(113)	(191)

Changes in unearned premiums	(75)	(38)

Incurred related to current year	91	20

Incurred related to prior years	49	32

Release for claims settled current year	(29)	(24)

Release for claims settled prior years	(108)	(130)

Change in IBNR	1	4

Net exchange differences	84	(103)

Other movements	(11)	13

At December 31	1,245	1,144

Assets Arising from Reinsurance Contracts

Assets arising from reinsurance contracts related to:	2021	2020

Normal course of business	7,809	6,485

Exit of a business	13,183	12,426

At December 31	20,992	18,910